UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, November 10, 2011

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $411,864 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      436     7900 SH       Sole                     7900
3M Company                     COM              88579Y101     6181    86097 SH       Sole                    85887               210
AECOM Technology Corp.         COM              00766T100     5149   291420 SH       Sole                   289600              1820
Abbott Laboratories            COM              002824100     6329   123754 SH       Sole                   123454               300
Accenture plc Ireland          SHS CLASS A      G1151C101    15961   302986 SH       Sole                   301081              1905
Air Products & Chemicals, Inc. COM              009158106     7880   103187 SH       Sole                   102887               300
Automatic Data Processing, Inc COM              053015103    10387   220290 SH       Sole                   218965              1325
Becton, Dickinson & Company    COM              075887109    11155   152147 SH       Sole                   151287               860
Coca-Cola Company              COM              191216100     9582   141829 SH       Sole                   141439               390
ConocoPhillips                 COM              20825C104     8222   129841 SH       Sole                   129511               330
Darden Restaurants, Inc.       COM              237194105     7752   181328 SH       Sole                   180928               400
Devon Energy Corp.             COM              25179M103     7770   140149 SH       Sole                   139249               900
Diageo plc ADR                 SPON ADR NEW     25243Q205     6778    89268 SH       Sole                    89048               220
Dover Corp.                    COM              260003108     9598   205956 SH       Sole                   204646              1310
Emerson Electric Company       COM              291011104     6065   146809 SH       Sole                   146429               380
Equifax, Inc.                  COM              294429105     7810   254052 SH       Sole                   252542              1510
Illinois Tool Works, Inc.      COM              452308109     6435   154693 SH       Sole                   154293               400
Intel Corp.                    COM              458140100    17856   836956 SH       Sole                   833181              3775
Intuit, Inc.                   COM              461202103    13893   292850 SH       Sole                   290870              1980
Jack Henry & Associates, Inc.  COM              426281101    10224   352780 SH       Sole                   352080               700
Johnson & Johnson              COM              478160104     9934   155967 SH       Sole                   155577               390
Marathon Oil Corp.             COM              565849106     7899   366019 SH       Sole                   363699              2320
Medtronic, Inc.                COM              585055106    20156   606368 SH       Sole                   603688              2680
Microsoft Corp.                COM              594918104    18795   755105 SH       Sole                   751080              4025
Nike, Inc.                     CL B             654106103    13475   157586 SH       Sole                   156611               975
Norfolk Southern Corp.         COM              655844108     8261   135390 SH       Sole                   135120               270
PepsiCo, Inc.                  COM              713448108     9754   157569 SH       Sole                   156599               970
Procter & Gamble Company       COM              742718109     9347   147944 SH       Sole                   147584               360
Sigma-Aldrich Corp.            COM              826552101    12811   207329 SH       Sole                   205999              1330
Spectra Energy Corp.           COM              847560109     7554   307941 SH       Sole                   305986              1955
Stryker Corp.                  COM              863667101     8418   178606 SH       Sole                   177541              1065
Synaptics, Inc.                COM              87157D109     7210   301690 SH       Sole                   299520              2170
Sysco Corp.                    COM              871829107    15712   606643 SH       Sole                   603778              2865
TJX Companies, Inc.            COM              872540109    15577   280822 SH       Sole                   279157              1665
Teva Pharmaceutical Ltd. ADR   COM              881624209     8451   227060 SH       Sole                   226510               550
United Technologies Corp.      COM              913017109    11861   168582 SH       Sole                   167537              1045
Verizon Communications, Inc.   COM              92343V104     8713   236776 SH       Sole                   236116               660
Wal-Mart Stores, Inc.          COM              931142103     7944   153060 SH       Sole                   152680               380
Walt Disney Company            COM DISNEY       254687106     5384   178530 SH       Sole                   177410              1120
Waste Management, Inc.         COM              94106L109     6785   208377 SH       Sole                   207827               550
Waters Corp.                   COM              941848103    14559   192865 SH       Sole                   191570              1295
Willis Group Holdings plc      SHS              G96666105     7802   226990 SH       Sole                   226390               600